Selling and administrative expenses (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling and Administrative Expenses [Member]
Foreign exchange gain (loss) [abstract]
Net foreign exchange gain	£ 12,125	£ 457	£ 5